Subsequent events (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Dec. 28, 2016 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($)
Equity issued
Proceeds from equity financing		$ 35.0
Subsequent event
Equity issued
Proceeds from equity financing	$ 35.0
Shares issued (in shares) | shares	14,000,000
Share price (in dollars per share) | $ / shares	$ 2.50
Securities that warrants may purchase | shares	7,000,000
Warrant exercise price (in dollars per share) | $ / shares	$ 2.50
Warrant expiration period	5 years
Subsequent event | Credit Facility
Equity issued
Securities that warrants may purchase | shares	428,571
Warrant exercise price (in dollars per share) | $ / shares	$ 2.45
Warrant expiration period	10 years
Loan agreement
Maximum credit facility	$ 40.0
Line of credit proceeds	$ 20.0
Number of additional tranches | item	2
Credit facility term	48 months
Interest payment only period	18 months
Principal and interest payment period	30 months
Final payment fee (as a percent)	8.00%
Fixed interest rate (as a percent)	8.22%
Variable interest rate (as a percent)	0.53%
Subsequent event | Credit Facility-Tranche One
Loan agreement
Additional contingent borrowing capacity	$ 10.0
Subsequent event | Credit Facility-Tranche Two
Loan agreement
Additional contingent borrowing capacity	$ 10.0
Principal and interest payment period	24 months
Interest payment only extension period	6 months
Subsequent event | Taro | Keveyis
Acquisition
Upfront payment		1.0
Minimum amount of purchases obligated		$ 29.0
Purchase obligation period		6 years
Subsequent event | Taro | Keveyis | Commercial milestone
Acquisition
Potential milestone payments		$ 7.5
Subsequent event | Taro | Keveyis | Sales milestone
Acquisition
Potential milestone payments		$ 7.5